Interest in Entities - Summary of Financial Position of the Group Entities that have Non-Controlling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of subsidiaries [line items]
Cash and cash equivalents	$ 855.2	$ 1,280.9		$ 1,270.8
Current assets	8,571.4	7,071.0
Non current assets	2,001.1	4,222.3
Current liabilities	6,386.0	3,028.6
Non current liabilities	571.9	4,324.6
Noncontrolling interest	96.9	94.4
Revenue	2,618.1	2,127.7	[1]	2,546.5	[1]
Net income/loss for the year	(316.5)	(171.2)	[1]	$ 280.0	[1]
OGMA - Industria Aeronautica de Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents	24.3	12.9
Current assets	180.2	168.9
Non current assets	60.8	61.0
Current liabilities	86.5	74.5
Non current liabilities	0.4	0.1
Noncontrolling interest	53.9	54.3
Revenue	277.5	162.9
Net income/loss for the year	$ 3.0	$ 6.6

[1]	Consolidated statements of income for comparative years ended December 31, 2018 and 2017 were recasted to present the results of continuing operations separately from the results of the Commercial Aviation business unit and related services (discontinued operations) since the beginning of comparative periods (Note 4).